COMMITMENTS AND CONTINGENCIES (Summary of Consolidated statements of operations expense) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash paid to consultant	$ 379,579	$ 215,386	$ 642,825	$ 456,200	$ 878,257	$ 643,913
Consultant [Member]
Cash paid to consultant					30,000	15,000
Fair value of shares of common stock issued to consultant					27,297	62,781
Fair value of warrants issued to consultant					99,333	319,419
Total contract expenses					$ 156,630	$ 397,200